Significant Accounting Policies (Details) - Schedule of translation of amounts exchange rates	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)
Schedule Of Translation Of Amounts Exchange Rates Abstract
Balance sheet items, except for equity accounts	7.1135	6.3393	6.4434
Items in the statements of income(loss) and comprehensive income(loss), and statements of cash flows	$ 6.7312	$ 6.418	$ 6.4646